Investment Objectives and Goals - Diamond Hill Securitized Total Return Fund	Jun. 06, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Diamond Hill Securitized Total Return Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Diamond Hill Securitized Total Return Fund is to maximize total return consistent with the preservation of capital.